Taxes - Components of Income Taxes Recognized in Income Statement (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current income taxes for the year	kr (4,289)	kr (7,353)	kr (6,110)
Current income taxes related to prior years	118	253	(337)
Deferred tax income/expense (+/–)	1,406	1,617	188
Share of taxes in joint ventures and associated companies	(20)	(14)	(11)
Income tax expense	kr (2,785)	kr (5,497)	kr (6,270)